Operations and principal activities - Consolidated financial statements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operations and principal activities
Total revenues	¥ 1,257,874	$ 182,375	¥ 1,692,463	¥ 1,294,988
Total costs	(393,292)	(57,022)	(327,889)	(212,206)
Total operating expenses	967,387	140,259	1,397,144	1,139,476
Income /(loss) from non-operations	8,246	1,196	12,044	8,916
Income/(loss) before income tax expense	(87,072)	(12,624)	(16,405)	93
Income tax (expense)/benefits	(20,965)	(3,040)	21,231	(4,784)
Net loss	(66,107)	(9,584)	(37,636)	4,877
Net loss attributable to noncontrolling interests	(553)	(80)	(29,265)	(930)
Net income (loss)	(65,554)	$ (9,504)	(8,371)	5,807
VIEs and VIEs Subsidiaries
Operations and principal activities
Total revenues	1,004,908		1,573,519	1,294,888
Total costs	(490,023)		(828,302)	(548,414)
Total operating expenses	(533,684)		(822,210)	(762,995)
Income /(loss) from non-operations	(7,288)		(7,557)	4,281
Income/(loss) before income tax expense	(26,087)		(84,550)	(12,240)
Income tax (expense)/benefits	1,969		(23,524)	(11,433)
Net loss	(24,118)		(108,074)	(23,673)
Net loss attributable to noncontrolling interests	2,328		28,533	930
Net income (loss)	(21,790)		(79,541)	(22,743)
VIEs and VIEs Subsidiaries | Third-party
Operations and principal activities
Total revenues	992,705		1,573,161	1,294,888
Total costs	(236,094)		(221,286)	(182,736)
VIEs and VIEs Subsidiaries | Inter-company
Operations and principal activities
Total revenues	12,203		358
Total costs	¥ (253,929)		¥ (607,016)	¥ (365,678)